Outstanding Long-Term Debt Obligations (Parenthetical) (Detail) (Average Rates For Capital Lease Obligations)	Dec. 31, 2012	Dec. 31, 2011
Average Rates For Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Capital Lease Weighted Average Interest Rate	6.30%	6.30%